Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Supplemental Information [Abstract]
Components of Changes in Non-cash Working Capital Balances

Components of changes in non-cash working capital balances are as follows:

	2018	2017
Accounts receivable	$(32,709)	$(41,309)
Inventory	(7,504)	(3,902)
Accounts payable and accrued liabilities	23,225	(30,158)
	$(16,988)	$(75,369)
Pertaining to:
Operations	$(17,880)	$(67,380)
Investments	$892	$(7,989)

Components of Accounts Receivable	The components of accounts receivable are as follows:
	2018	2017
Trade	$264,589	$178,433
Accrued trade	47,426	91,708
Prepaids and other	60,321	52,444
	$372,336	$322,585

Components of Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are as follows:

	2018	2017
Accounts payable	$129,493	$87,436
Accrued liabilities:
Payroll	73,682	58,550
Other	71,314	63,639
	$274,489	$209,625

Summary of Operating and General and Administrative Expenses	The following table presents operating and general and administrative expenses by nature:
	2018	2017
Wages, salaries and benefits	$728,101	$580,482
Purchased materials, supplies and services	422,359	433,827
Share based compensation	15,598	1,934
	$1,166,058	$1,016,243
Allocated to:
Operating expense	$1,067,871	$926,171
General and administrative	112,387	90,072
Other recoveries	(14,200)	—
	$1,166,058	$1,016,243